Derivative Instruments and Hedging Activities - Fair Value of Derivative Instruments on Gross Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 119.1	$ 157.1
Derivative Liabilities	154.6	191.9
Derivatives Not Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	2.6	6.1
Foreign Exchange Forward Contracts [Member] | Derivatives Not Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	5.2	7.1
Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	50.7	82.3
Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member] | Derivatives Not Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	5.2	7.1
Foreign Exchange Forward Contracts [Member] | Other Assets [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	18.7	24.5
Foreign Exchange Forward Contracts [Member] | Other Current Liabilities [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	24.9	13.8
Foreign Exchange Forward Contracts [Member] | Other Current Liabilities [Member] | Derivatives Not Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	2.6	6.1
Foreign Exchange Forward Contracts [Member] | Other Long-term Liabilities [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	7.9	5.3
Cross-currency Interest Rate Swaps [Member] | Other Current Assets [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	29.0	1.6
Cross-currency Interest Rate Swaps [Member] | Other Assets [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	20.7	48.7
Cross-currency Interest Rate Swaps [Member] | Other Current Liabilities [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	9.4	12.0
Cross-currency Interest Rate Swaps [Member] | Other Long-term Liabilities [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities		2.2
Interest Rate Swap [Member] | Other Long-term Liabilities [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ 112.4	$ 158.6